--------------------------------------------------------------------------------

                                  JOHN HANCOCK

                                  Real Estate
                                  Fund

                                  [LOGO] Prospectus
                                         September 30, 1998

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As with all mutual funds, the Securities and Exchange Commission has not judged whether this fund is a good investment or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                   [LOGO] JOHN HANCOCK FUNDS
                          A Global Investment Management Firm

                          101 Huntington Avenue, Boston, MA  02199-7603

Contents

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A summary of goals,              Real Estate Fund                              4
strategies, risks, performance
and expenses.

Policies and instructions for    Your account
opening, maintaining and
closing an account in the        Choosing a share class                        6
fund.
                                 How sales charges are calculated              6

                                 Sales charge reductions and waivers           7

                                 Opening an account                            8

                                 Buying shares                                 9

                                 Selling shares                               10

                                 Transaction policies                         12

                                 Dividends and account policies               12

                                 Additional investor services                 13


                                 Fund details

                                 Business structure                           14

Further information on the       For more information                 back cover
fund.

Overview

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FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

GOAL OF THE REAL ESTATE FUND

John Hancock Real Estate Fund invests primarily in equity securities of real estate companies.

WHO MAY WANT TO INVEST

This fund may be appropriate for investors who:

o  are looking for an alternative to exclusively growth-oriented funds

o  seek above-average total return over the long term

The fund may NOT be appropriate if you:

o  are investing for maximum return over a long time horizon

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. Because you could lose money by investing in this fund, be sure to read all risk disclosure carefully before investing.


THE MANAGEMENT FIRM

The fund is managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

Real Estate Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. Income is a secondary goal. In pursuing these goals, the fund invests at least 65% of assets in securities of real estate companies: U.S. and foreign companies whose businesses are focused on owning, managing or marketing real estate, as well as companies in related industries (such as financing or construction) and companies in other businesses that may have substantial real estate holdings (such as entertainment companies, retailers or railroads). Securities may include stocks, bonds and other equity and debt securities, such as mortgage-related debt securities. The fund may invest up to 20% of assets in junk bonds rated as low as BB and their unrated equivalents, and up to 15% of assets in foreign securities. The fund may invest up to 35% of assets in securities of issuers that are not considered real estate companies.

In managing its portfolio, the fund generally focuses on shares of real estate investment trusts (REITs), which seek to make money by investing in real estate and/or mortgages. The fund will use the strategy of investing in companies that are considered fundamentally undervalued due to 1) changing macroeconomic conditions, 2) independent regional economic factors and/or 3) consolidation within the industry.


At different times, the fund may emphasize different types of securities or issuers, depending on its outlook for interest rates, real estate prices and other factors.


The fund may use certain derivatives (securities whose value is based on industries or other securities), especially in managing its exposure to interest rate risk, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily depart from its stated investment strategy by investing more than 35% of assets in investment-grade short-term securities. In these cases, the fund would not be pursuing its goal.

================================================================================

PORTFOLIO MANAGERS



James K. Schmidt, CFA
---------------------------------------

Executive vice president of adviser
Joined team in 1998
Joined adviser in 1994
Began career in 1979

Jay McKelvey
---------------------------------------

Assisant portfolio manager
Joined team in 1998
Joined adviser in 1997
Began career in 1986

PAST PERFORMANCE

[Clip Art] Since the fund is less than a year old, there are no past performance figures to report.

MAIN RISKS



[Clip Art] Any adverse conditions in the real estate market could cause the fund to underperform other types of funds or lose money. This could also happen when real estate is out of favor with investors or when certain investments don't perform as the fund expects.


Real estate risks can be local, national or global. Possible factors range from economic downturns and government actions to overbuilding, natural disasters, environmental costs, changing property values, high vacancy rates, legal actions and casualty losses.


Because they are securities, REITs can fall in value when securities markets fall. There is also the risk that a REIT's value could fall if it is mismanaged, faces high tenant default risk or is in danger of failing to meet certain IRS standards.


The fund could lose money on its bond investments if interest rates rise, or if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. Some REITs may carry interest rate and credit risks as well.


To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-backed and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

o Junk bonds and foreign securities could make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annualized expenses for the fiscal period ending December 31, 1998. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                             Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases                     5.00%     none
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load)
 (as a % of purchase or sales price, whichever is less)       none(1)   5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual operating expenses                                    Class A   Class B
--------------------------------------------------------------------------------
 Management fee                                               0.80%     0.80%
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 Distribution and service (12b-1) fees                        0.30%     1.00%
--------------------------------------------------------------------------------
 Other expenses                                               5.17%     5.17%
--------------------------------------------------------------------------------
 Total fund operating expenses                                6.27%     6.97%
--------------------------------------------------------------------------------
 Expense reimbursement (at least until 9/30/99)               4.62%     4.62%
--------------------------------------------------------------------------------
 Actual operating expenses                                    1.65%     2.35%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                                                  Year 1       Year 3
--------------------------------------------------------------------------------
 Class A                                                   $659         $1,875
--------------------------------------------------------------------------------
 Class B - with redemption                                 $738         $1,941
--------------------------------------------------------------------------------
         - without redemption                              $238         $1,641
--------------------------------------------------------------------------------


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            --
CUSIP             41013P400
Newspaper         --
SEC number        811-0560

Class B
---------------------------------------
Ticker            --
CUSIP             410113P509
Newspaper         --
SEC number        811-0560

Your account

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CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
 Class A
--------------------------------------------------------------------------------
o  Front-end sales charges, as described at right.

o  Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
 Class B
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o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o  A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

For actual past expenses of each share class, see the fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

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HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges
--------------------------------------------------------------------------------
                            As a % of             As a % of your
 Your investment            offering price        investment
--------------------------------------------------------------------------------
 Up to $49,999              5.00%                 5.26%
--------------------------------------------------------------------------------
 $50,000 - $99,999          4.50%                 4.71%
--------------------------------------------------------------------------------
 $100,000 - $249,999        3.50%                 3.63%
--------------------------------------------------------------------------------
 $250,000 - $499,000        2.50%                 2.56%
--------------------------------------------------------------------------------
 $500,000 - $999,999        2.00%                 2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over        See below
--------------------------------------------------------------------------------

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments
--------------------------------------------------------------------------------
 Your investment                            CDSC on shares
                                            being sold
--------------------------------------------------------------------------------
 First $1M - $4,999,999                     1.00%
--------------------------------------------------------------------------------
 Next $1 - $5M above that                   0.50%
--------------------------------------------------------------------------------
 Next $1 or more above that                 0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the last day of that month.


6 YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Years after purchase            CDSC on shares being sold
--------------------------------------------------------------------------------
 1st year                        5.00%
--------------------------------------------------------------------------------
 2nd year                        4.00%
--------------------------------------------------------------------------------
 3rd or 4th year                 3.00%
--------------------------------------------------------------------------------
 5th year                        2.00%
--------------------------------------------------------------------------------
 6th year                        1.00%
--------------------------------------------------------------------------------
 After 6 years                   none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calulate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of the prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans

o  to make certain distributions from a retirement plan

o  because of shareholder death or disability

o  to purchase a John Hancock Declaration annuity

To utilize: If you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT  7

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o  certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

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OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o non-retirement account: $1,000

   o retirement account: $250

   o group investments: $250

   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


8  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

--------------------------------------------------------------------------------
By check
--------------------------------------------------------------------------------

[Clip art]     o Make out a check for the         o Make out a check for the
                 investment amount, payable to      investment amount payable
                 "John Hancock Signature            to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to your      investment slip from an
                 financial representative, or       account statement. If no
                 mail them to Signature Services    slip is available, include
                 (address below).                   a note specifying the fund
                                                    name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    them to Signature Services
                                                    (address below).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------

[Clip art]     o Call your financial              o Call your financial
                 representative or Signature        representative or Signature
                 Services to request an             Services to request an
                 exchange.                          exchange.

--------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------

[Clip art]     o Deliver your completed           o Instruct your bank to wire
                 application to your financial      the amount of your
                 representative, or mail            investment to:
                 it to Signature Services.            First Signature Bank &
                                                      Trust
                                                      Account # 900000260
               o Obtain your account number           Routing # 211475000
                 by calling your financial
                 representative or                Specify the fund name, your
                 Signature Services.              share class, your account
                                                  number and the name(s)
               o Instruct your bank to wire       in which the account is
                 the amount of your investment    registered. Your bank may
                 to:                              charge a fee to wire funds.
                   First Signature Bank & Trust
                   Account # 900000260
                   Routing # 211475000

               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may charge
               a fee to wire funds.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------

[Clip art]     See "By wire" and "By exchange."  o Verify that your bank or credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

---------------------------------------------

Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000

Phone number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT  9

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
           Designed for                       To sell some or all of your shares
--------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------

[Clip art] o Accounts of any type.            o Write a letter of instruction
                                                or complete a stock power
           o Sales of any amount.               indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the dollar value or number of
                                                shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which
                                                the account is registered, or
                                                otherwise according to your
                                                letter of instruction.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------

[Clip art] o Most accounts.                   o For automated service 24 hours
                                                a day using your touch-tone
           o Sales of up to $100,000.           phone, call the EASI-Line at
                                                1-800-338-8080.

                                              o To place your order with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

--------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------

[Clip art] o Requests by letter to            o Fill out the "Telephone
             sell any amount (accounts          Redemption" section of your
             of any type).                      new account application.

           o Requests by phone to sell        o To verify that the telephone
             up to $100,000 (accounts           redemption privilege is in
             with telephone redemption          place on an account, or to
             privileges).                       request the forms to add it
                                                to an existing account, call
                                                Signature Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by check.
                                                Funds from EFT transactions
                                                are generally available by
                                                the second business day.
                                                Your bank may charge a fee
                                                for this service.

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------

[Clip art] o Accounts of any type.            o Obtain a current prospectus for
                                                the fund into which you are
           o Sales of any amount.               exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                  ---------------------------------------------

                                  Address
                                  John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA  02217-1000

                                  Phone number: 1-800-225-5291

                                  Or contact your financial representative for instructions and assistance.

                                  ---------------------------------------------


10  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days

o  you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------
Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Owners of corporate or                  o Letter of instruction.
association accounts.                   o Corporate resolution, certified
                                          within the past twelve months.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o Provide a copy of the trust document
                                          certified within the past twelve
                                          months.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor,
                                          certified within the past twelve
                                          months.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instructions.
account types not listed above.
--------------------------------------------------------------------------------


                                                                YOUR ACCOUNT  11

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. The fund seeks to pay income dividends quarterly, and capital gains dividends, if any, are typically paid annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


12  YOUR ACCOUNT

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the fund's service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the fund's operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                YOUR ACCOUNT  13

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE


The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the fund's investment goals without shareholder approval.


Management fee The management fee was not paid by the fund last year because the fund was not in existence:

--------------------------------------------------------------------------------
 Fund                                    % of net
--------------------------------------------------------------------------------
 Real Estate Fund                        --

[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------



                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                         Manages the fund's business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                          Brown Brothers Harriman & Co.

                      Holds the fund's assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------


                                                                         Asset
                                                                      management

                      ------------------------------------
                                    Trustees

                         Oversee the fund's activities.
                      ------------------------------------


14  FUND DETAILS

Two documents are available that offer further information on John Hancock Real Estate Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Includes financial statements, a discussion of the market conditions and investment strategies that significantly affect performance, as well as the auditors' report (in annual report only).


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet:
www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

       John Hancock(R)                         (C) 1998 John Hancock Funds, Inc.
                                                                      REFPN 9/98

                          JOHN HANCOCK REAL ESTATE FUND

                           Class A and Class B Shares
                       Statement of Additional Information

                               September 30, 1998

This Statement of Additional Information provides information about John Hancock Real Estate Fund (the "Fund"), in addition to the information that is contained in the Fund's Prospectus, dated September 30, 1998 (the "Prospectus"). The Fund is a diversified series of John Hancock Investment Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(800)-225-5291

                                TABLE OF CONTENTS
                                                                            Page

Organization of the Fund...............................................        2
Investment Objective and Policies......................................        2
Investment Restrictions................................................       11
Those Responsible for Management.......................................       13
Investment Advisory and Other Services.................................       20
Distribution Contracts.................................................       22
SalesCompensation......................................................       23
Net Asset Value........................................................       25
Initial Sales Charge on Class A Shares.................................       25
Deferred Sales Charge on Class B Shares................................       28
Special Redemptions....................................................       32
Additional Services and Programs.......................................       32
Description of the Fund's Shares.......................................       34
Tax Status.............................................................       35
Calculation of Performance ............................................       40
Brokerage Allocation...................................................       41
Transfer Agent Services................................................       43
Custody of Portfolio...................................................       43
Independent Auditors...................................................       44
Appendix A- Description of Investment Risk.............................      A-1
Appendix B- Description of Bond Ratings................................      B-1
Financial Statements...................................................      F-1

ORGANIZATION OF THE FUND

The Fund is a new series of the Trust, an open-end investment management company organized as a Massachusetts business trust under a Declaration of Trust dated December 12, 1984.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts .




INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix B contains further information describing investment risks. There is no assurance that the Fund will achieve its investment objective.

The investment objective of the Fund is to seek long-term growth of capital with income as a secondary objective. To pursue this goal, the Fund will invest primarily in equity securities of real estate companies. The Fund's investments will be subject to the market fluctuation and risks inherent in all securities. The investment objective is non-fundamental and may be changed at any time.




Although the Fund will not make a practice of short-term trading, securities held for a short time may be sold when necessary to achieve the investment objectives of the Fund.

The Fund will invest in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets, income and distributions. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Risks of Investment in Real Estate Securities. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Risks of Investment in Foreign Securities. The Fund may invest up to 15% of its total assets in securities of foreign real estate companies. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Lower Rated High Yield "High Risk" Debt Obligations. The fixed-income securities in which the Fund may invest, may be rated as low as BB by S&P or Ba by Moody's and unrated securities of comparable credit quality as determined by the Adviser. Fixed-income securities that are rated below BBB by S&P or Baa by Moody's indicate obligations that are speculative to a high degree and are often in default. Appendix A contains further information concerning the rating of Moody's and S&P and their significance.

Securities rated lower than Baa by Moody's or BBB by S&P are sometimes referred to as junk bonds. See the Appendix attached to this Statement of Additional Information which describes the characteristics of the securities in the various ratings categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

The credit ratings of Moody's and S&P, such as those ratings described here, may not be changed by Moody's and S&P in a timely fashion to reflect subsequent economic events. The credit ratings or securities do not reflect an evaluation of market risk. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the issuer's ability to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond more to short-term corporate and market developments than do those of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its on going debt obligations. The Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions.

Reduced volume and liquidity in the high yield high risk bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the Fund's investment in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. The Fund also may invest in zero coupon bonds, which have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Both types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Investment in Foreign Securities. The Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs") and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price, plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, lack of access to income during this period, and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will require those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities  and Securities  Indices.  The Fund may purchase and write
(sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1)      Issue senior securities, except as permitted by paragraphs (2), (4) and
         (5) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph (5) below, are not deemed to be senior securities.

(2) Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets;
         (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the1940 Act. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

(3) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

(4) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(5) Invest in commodities or in commodity contracts other than financial derivatives contracts. Financial derivatives include options on securities, indices and currency, futures contracts on securities, indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, swaps, caps, floors, collars and swaptions entered into in accordance with the Fund's investment policies.


(6) Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment; except that the Fund intends to invest more than 25% of its total assets in real estate companies as defined in the prospectus. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

(7)      with respect to 75% of the Fund's total assets,  purchase securities of
         an  issuer   (other  than  the  U.S.   Government,   its   agencies  or
         instrumentalities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

                  (b)such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer to be held by the Fund.


Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(b)      Purchase securities on margin.

(c) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
         (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/ Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(d)      Invest more than 15% of its net assets in illiquid securities.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also Officers or Directors of the Adviser, or Officers or Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Director and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group, Inc. ("The
                                                                               Berkeley Group"); Chairman and
                                                                               Director, NM Capital Management,
                                                                               Inc. ("NM Capital"), John Hancock
                                                                               Advisers International Limited
                                                                               ("Advisers International") and
                                                                               Sovereign Asset Management
                                                                               Corporation ("SAMCorp"); Chairman,
                                                                               Chief Executive Officer and
                                                                               President, John Hancock Funds, Inc.
                                                                               ("John Hancock Funds"); Chairman,
                                                                               First Signature Bank and Trust
                                                                               Company; Director, John Hancock
                                                                               Insurance Agency, Inc. ("Insurance
                                                                               Agency, Inc."), John Hancock
                                                                               Advisers International (Ireland)
                                                                               Limited ("International Ireland"),
                                                                               John Hancock Capital Corporation
                                                                               and New England/Canada Business
                                                                               Council; Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).
-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James F. Carlin                         Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                        Consolidated, Inc.
Natick, MA 01760                                                               (management/investments); Director,
April 1940                                                                     Arbella Mutual Insurance Company
                                                                               (insurance), Health Plan Services,
                                                                               Inc., Massachusetts Health and
                                                                               Education Tax Exempt Trust, Flagship
                                                                               Healthcare, Inc., Carlin Insurance
                                                                               Agency, Inc., West Insurance Agency,
                                                                               Inc. (until May 1995), Uno
                                                                               Restaurant Corp.; Chairman,
                                                                               Massachusetts Board of Higher
                                                                               Education (since 1995).

William H. Cunningham                   Trustee                                Chancellor, University of Texas
601 Colorado Street                                                            System and former President of the
O'Henry Hall                                                                   University of Texas, Austin, Texas;
Austin, TX 78701                                                               Lee Hage and Joseph D. Jamail
January 1944                                                                   Regents Chair of Free Enterprise;
                                                                               Director, LaQuinta Motor Inns, Inc.
                                                                               (hotel management company);
                                                                               Director, Jefferson-Pilot
                                                                               Corporation (diversified life
                                                                               insurance company) and LBJ
                                                                               Foundation Board (education
                                                                               foundation); Advisory Director,
                                                                               Texas Commerce Bank - Austin.

Ronald R. Dion                          Trustee                                President and Chief Executive
250 Boylston Street                                                            Officer, R.M. Bradley &  Co., Inc.;
Boston, MA  02116                                                              Director, The New England Council
March 1946                                                                     and Massachusetts Roundtable;
                                                                               Trustee, North Shore Medical Center
                                                                               and a corporator of the Eastern
                                                                               Bank; Trustee, Emmanuel College.

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Harold R. Hiser, Jr.                    Trustee                                Executive Vice President,
123 Highland Avenue                                                            Schering-Plough Corporation
Short Hill, NJ  07078                                                          (pharmaceuticals) (retired 1996)
October 1931

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser, The
Boston, MA  02199                                                              Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

Charles L. Ladner                       Trustee                                Senior Vice President and Chief
UGI Corporation                                                                Financial Officer, UGI Corporation
P.O. Box 858                                                                   (Public Utility Holding Company);
Valley Forge, PA  19482                                                        Vice President and Director for
February 1938                                                                  AmeriGas, Inc.; Director,
                                                                               EnergyNorth, Inc. (until 1992).

Leo E. Linbeck, Jr.                     Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                Officer and Director, Linbeck
Houston, TX 77027                                                              Corporation (a holding company
August 1934                                                                    engaged in various phases of the
                                                                               construction industry and
                                                                               warehousing interests); Former
                                                                               Chairman, Federal Reserve Bank of
                                                                               Dallas (1992, 1993); Chairman of
                                                                               the Board, Linbeck Construction
                                                                               Corporation; Director, Duke Energy
                                                                               Corporation (a diversified energy
                                                                               company), Daniel Industries, Inc.
                                                                               (manufacturer of gas measuring
                                                                               products and energy related
                                                                               equipment), GeoQuest International
                                                                               Holdings, Inc. (a geophysical
                                                                               consulting firm); Director, Greater
                                                                               Houston.


----------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Steven R. Pruchansky                    Trustee(1)                             Director and President, Mast
4327 Enterprise Avenue                                                         Holdings, Inc. (since 1991);
Naples, FL  33942                                                              Director, First Signature Bank &
August 1944                                                                    Trust Company (until August 1991);
                                                                               Director, Mast Realty Trust (until
                                                                               1994); President, Maxwell Building
                                                                               Corp. (until 1991).


Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc., SAMCorp.
                                                                               and NM Capital; Director, The
                                                                               Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, Signature Services (until
                                                                               January 1997).

Norman H. Smith                         Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                            Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                              for Manpower and Reserve Affairs,
March 1933                                                                     Headquarters Marine Corps;
                                                                               Commanding General III Marine
                                                                               Expeditionary Force/3rd Marine
                                                                               Division (retired 1991).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

                                       17


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
John P. Toolan                          Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                              Funds, The Smith Barney Tax-Free
Morristown, NJ 07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                 Market Funds (mutual funds), The
                                                                               Inefficient-Market Fund, Inc.
                                                                               (closed-end investment company) and
                                                                               Smith Barney Trust Company of
                                                                               Florida; Chairman, Smith Barney
                                                                               Trust Company (retired December,
                                                                               1991); Director, Smith Barney,
                                                                               Inc., Mutual Management Company and
                                                                               Smith Barney Advisers, Inc.
                                                                               (investment advisers) (retired
                                                                               1991); Senior Executive Vice
                                                                               President, Director and member of
                                                                               the Executive Committee, Smith
                                                                               Barney, Harris Upham & Co.,
                                                                               Incorporated (investment bankers)
                                                                               (until 1991).

Robert G. Freedman                      Vice Chairman and Chief                Vice Chairman and Chief Investment
101 Huntington Avenue                   Investment Officer (2)                 Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Director and Senior
                                                                               Vice President, The Berkeley Group;
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau, and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser are compensated by the Adviser and receive no compensation from the Fund for their services.

                                                              Total Compensation
                                                              From all Funds in
                                       Aggregate              John Hancock Fund
                                       Compensation           Complex to
Independent Trustees                   from the Fund+         Trustees**
--------------------                   --------------         ----------

James F. Carlin                               $--                $ 74,000
William H. Cunningham*                         --                  74,000
Charles F. Fretz                               --                  74,250
Harold R. Hiser, Jr.*                          --                  74,000
Charles L. Ladner                              --                  74,250
Leo E. Linbeck, Jr.                            --                  74,250
Patricia P. McCarter*                          --                  74,250
Steven R. Pruchansky*                          --                  77,250
Norman H. Smith*                               --                  77,250
John P. Toolan*                                --                  74,250
                                    ---------------            ----------
Total                                         $--                $747,750

+The compensation to the Trustees from the Fund shown below is for the Fund's fiscal year ended December 31, 1997.

*As of December 31, 1997, the value of the aggregate accrued deferred compensation from all funds in the John Hancock Fund complex for Mr. Cunningham was $220,106, for Mr. Hiser was $103,868, for Ms. McCarter was $159,075, for Mr. Pruchansky was $68,102, for Mr. Smith was $70,607 and for Mr. Toolan was $281,133 under the John Hancock Deferred Compensation Plan for Independent Trustees.


**The total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of the calendar year ended December 31, 1997. As of that date, there were sixty-seven funds in the John Hancock Funds Complex, with each of these Independent Trustees serving thirty-two funds. Effective October 1, 1998 Mr. Fretz and Ms.
McCarter will resign as Trustes of the Complex.


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or Trustees and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract with the Adviser (the "Advisory Agreement") which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.




The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly an investment management fee, which is accrued daily, of 0.80% of the average of the daily net assets of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser has agreed to limit Fund expenses (excluding 12b-1 expenses) to 1.35% of the Fund's average daily net assets (at least until September 30. 1999.) The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from their reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The Advisory Agreement was approved by all Trustees. The Advisory Agreement and Distribution Agreement (discussed below) will continue in effect from year to year, provided that its continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if it is assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.


DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B shares of the Fund's average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses.

The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plans as a liability of the Fund because the Trustees may terminate the Class B Plans at any time

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pays compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

                                                     Maximum
                             Sales charge            reallowance             First year               Maximum
                             paid by investors       or commission           service fee              total compensation (1)
Class A Investments          (% of offering price)   (% of offering price)   (% of net investment)    (% of offering price)
-------------------          ---------------------   ---------------------   ---------------------    ---------------------
Up to $49,999                5.00%                   4.01%                   0.25%                    4.25%
$50,000 - $99,999            4.50%                   3.51%                   0.25%                    3.75%
$100,000 - $249,999          3.50%                   2.61%                   0.25%                    2.85%
$250,000 - $499,999          2.50%                   1.86%                   0.25%                    2.10%
$500,000 - $999,999          2.00%                   1.36%                   0.25%                    1.60%

Regular investments of
$1 million or more

First $1M - $4,999,999       --                      0.75%                   0.25%                    1.00%
Next $1 - $5M above that     --                      0.25%                   0.25%                    0.50%
Next $1 or more above that   --                      0.00%                   0.25%                    0.25%

                                                     Maximum
                                                     reallowance             First year               Maximum
                                                     or commission           service fee              total compensation
Class B Investments                                  (% of offering price)   (% of net investment)    (% of offering price)
-------------------                                  ---------------------   ---------------------    ---------------------

All amounts                                          3.75%                   0.25%                    4.00%


 (1)   Reallowance/commission   percentages  and  service  fee  percentages  are
calculated   from  different   amounts,   and  therefore  may  not  equal  total
compensation percentages if combined using simple addition.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV of each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing the a class's net assets by the number of it shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSCs to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandparents, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities:

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities Exchange Commission.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, for each Fund, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                           CDSC RATE
         ---------------                                           ---------

         $1 to $4,999,000                                              1.00%
         Next $5 million to $9,999,999                                 0.50%
         Amounts of $10 million and over                               0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include Traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs),  SIMPLE IRA, SIMPLE (401(k),  Money purchase pension,  Profit Sharing and
Section 457 plans. Non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately.

If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years or one year of purchase, respectively will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service retirement plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of both Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

     o Proceeds of 50 shares redeemed at $12 per shares (50 x 12)       $600.00
     o *Minus Appreciation ($12 - $10) x 100 shares                     (200.00)
     o Minus proceeds of 10 shares not subject to CDSC (dividend
       reinvestment)                                                    (120.00)
                                                                         -------
     o Amount subject to CDSC                                           $280.00

     * The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions where the proceeds are used to purchase a John Hancock Declaration Variable Annuity.

* Redemptions of Class B shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.


For Retirement Accounts (such as Traditional, Roth and Education IRAs, SIMPLE, Rollover IRA, 457, 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) (such as Money Purchase Pension Plan and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code. Profit Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA accounts that purchased shares prior to May 15, 1995.


Please see matrix for reference.

CDSC Waiver Matrix for Class B
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Type of                401 (a) Plan       403 (b)           457             IRA, IRA          Non-retirement
Distribution           (401 (k), MPP,                                       Rollover
                       PSP)
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Death or Disability    Waived             Waived            Waived          Waived            Waived
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Over 701/2             Waived             Waived            Waived          Waived for        12% of account
                                                                            mandatory         value annually
                                                                            distributions     in periodic
                                                                            or 12% of         payments
                                                                            account value
                                                                            annually in
                                                                            periodic
                                                                            payments
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Between 591/2and 70    Waived             Waived            Waived          Waived for Life   12% of account
1/2                                                                         Expectancy or     value annually
                                                                            12% of account    in periodic
                                                                            value annually    payments
                                                                            in periodic
                                                                            payments
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Under 591/2            Waived for         Waived for        Waived for      Waived for        12% of account
                       annuity payments   annuity           annuity         annuity           value annually
                       (72t) or 12% of    payments (72t)    payments        payments (72t)    in periodic
                       account value      or 12% of         (72t) or 12%    or 12% of         payments
                       annually in        account value     of account      account value
                       periodic payments  annually in       value           annually in
                                          periodic          annually in     periodic
                                          payments          periodic        payments
                                                            payments
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Loans                  Waived             Waived            N/A             N/A               N/A
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Termination of Plan    Not Waived         Not Waived        Not Waived      Not Waived        N/A
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Hardships              Waived             Waived            Waived          N/A               N/A
--------------------- ------------------ ----------------- --------------- ----------------- -----------------
Return of Excess       Waived             Waived            Waived          Waived            N/A
--------------------- ------------------ ----------------- --------------- ----------------- -----------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of the Fund shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes.

The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and three other series: John Hancock Growth and Income Fund, John Hancock Sovereign Investors Fund and John Hancock Sovereign Balanced Fund. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each Class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust.

Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

TAX STATUS

Each series of the Trust, including the Fund, is treated as a separate entity for tax purposes. The Fund intends to qualify and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for this tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund does not expect to qualify to pass such taxes through to its shareholders, who consequently will not take such taxes into account on their own tax returns. However, the Fund will deduct such taxes in determining the amount it has available for distribution to shareholders.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currencies, foreign currency forward contracts, certain foreign currency options and futures contracts, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investments in stock or securities, including speculative currency positions, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and /or engage in options, futures or forward transactions will generate capital gains. At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributed to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions (or portions thereof) in reality represent a return of a portion of the purchase price.


Upon a redemption or other disposition of Fund shares (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.


Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net long-term capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his tax return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no realized capital loss carryforwards available to offset future net realized capital gains.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payment. The mark to market or constructive sale rules applicable to certain options, futures, forward contracts, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.

If the Fund has rental income or income from the disposition of real property acquired as a result of a default on, or other wise in connection with, the securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. The Fund intends to avoid losing its status by disposing of any investments that produce these types of nonqualifying income as soon as practical.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options and futures, foreign currency positions and foreign currency forward contracts.

Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, futures contract, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non- resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

Total return is computed by finding the average annual compounded rate of return over the one-year, five year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                         n _____
                    T = \ /ERV/P - 1


Where:

P=       a hypothetical initial investment of $1,000.
T=       average annual total return.
n=       number of years.
ERV= ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and life-of-fund periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge, if applicable) on the last day of the period, according to the following standard formula:

                                                     6
                         Yield = 2 ( [ (a - b) + 1 ]   - 1
                                        -----
                                          cd

Where:

a =      dividends and interest earned during the period.
b =      net expenses accrued during the period.
c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
d =      the  maximum  offering  price per share on the last day of the  period
        (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return and/or yield will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper-Mutual Performance Analysis," a monthly publication which tracks net assets, total return, and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee, which consists of officers and directors of the Adviser and officers and Trustees of the Trust who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Fund, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. Ion other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results the Fund may execute portfolio transaction with or through Affiliated Brokers.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as investment advisers to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $19.00 for each Class A shareholder account and $21.50 for each Class B shareholder account shareholder account. The Fund also pays certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund allocated to each class on the basis of their relative net asset value.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. Under the custodian agreement, Brown Brothers Harriman & Co. performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Deloitte & Touche LLP, Massachusetts 02110 has been selected as the independent auditors of the Fund.. Deloitte & Touche LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX-A -Description of Investment Risks

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. On the following page are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions section of this Statement of Additional Information for a description of this Fund's investment policies. The fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of the fund will be positive over any period of time.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment)(e.g. short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (e.g. borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade debt securities, options on securities and indices).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment (e.g. foreign securities, futures and related options, currency contracts).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk The risk that key information about a security or market is inaccurate or unavailable (e.g. non-investment-grade debt securities and foreign securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values (e.g. non-investment-grade debt securities and financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value (e.g. borrowing; reverse repurchase agreements, short sales, when-issued securities and forward commitments, financial futures and options; securities and index options; currency contracts).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like (e.g. short sales, when-issues securities and forward commitments, restricted and illiquid securities, financial futures and options; securities and index options, currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all stocks and bonds and the mutual funds that invest in them (e.g. short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, foreign securities, restricted and illiquid securities, financial futures and options; securities and index option).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events (e.g. foreign securities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments (e.g. short sales, when-issued securities and forward commitments, financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses directly attributable to government or political actions of any sort (e.g. foreign securities).

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for (e.g. restricted, illiquid securities and non-investment-grade debt securities).

APPENDIX B - Description of Bond Ratings

RATINGS

Bonds.

Standard & Poor's Bond Ratings

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

To provide more detailed indications of credit quality, the ratings AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A provisional rating, indicated by "p" following a rating, is sometimes used by Standard & Poor's. It assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Moody's Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Generally speaking, the safety of obligations of this class is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. The market value of Aa bonds is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BB Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols Aa, A and Baa are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

Conditional ratings, indicated by "Con", are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds, are given a conditional rating that denotes their probably credit statute upon completion of that act or fulfillment of that condition.

Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

                                      B-2


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FINANCIAL STATEMENTS




























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